Consolidated Statements of Comprehensive Loss (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Feb. 01, 2015	Feb. 02, 2014	Feb. 03, 2013
Statement of Comprehensive Income [Abstract]
Food and beverage revenues	$ 359,125	$ 310,111	$ 298,421
Amusement and other revenues	387,626	325,468	309,646
Total revenues	746,751	635,579	608,067
Cost of food and beverage	92,122	77,577	73,019
Cost of amusement and other	54,353	47,437	46,098
Total cost of products	146,475	125,014	119,117
Operating payroll and benefits	175,709	150,172	145,571
Other store operating expenses	225,763	199,537	192,792
General and administrative expenses	44,574	36,440	40,356
Depreciation and amortization expense	70,868	66,337	63,457
Pre-opening costs	9,501	7,040	3,060
Total operating costs	672,890	584,540	564,353
Operating income	73,861	51,039	43,714
Interest expense, net (Note 6)	34,789	47,809	47,634
Loss on debt retirement (Note 6)	27,578
Income (loss) before provision (benefit) for income taxes	11,494	3,230	(3,920)
Provision (benefit) for income taxes (Note 7)	3,858	1,061	(12,702)
Net income	7,636	2,169	8,782
Unrealized foreign currency translation gain (loss)	(479)	(419)	15
Total comprehensive income	$ 7,157	$ 1,750	$ 8,797
Net Income per share:
Basic	$ 0.22	$ 0.07	$ 0.26
Diluted	$ 0.21	$ 0.06	$ 0.26
Weighted average shares used in per share calculations:
Basic shares	35,314,884	33,187,776	33,186,426
Diluted shares	37,126,048	34,030,115	33,747,535